Terms and Conditions of Outstanding Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Short-term loans and current portion of long-term loans		$ (16.7)		$ (140.2)
Total long-term loans		1,803.6		1,770.7
Amount outstanding		$ 1,820.3		1,910.9
$200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Amount outstanding						$ 70.0
$200 million non-revolving senior secured term loan | Gold Fields La Cima
Debt Instrument [Line Items]
Interest rate description		LIBOR plus 2.00%
Interest rate above LIBOR/JIBAR		2.00%
Maturity date		Dec. 19, 2014
La Cima Revolving Senior Secured Credit Facility
Debt Instrument [Line Items]
Amount outstanding		$ 42.0		42.0
La Cima Revolving Senior Secured Credit Facility | Gold Fields La Cima
Debt Instrument [Line Items]
Amount outstanding	[1]	$ 42.0		42.0
Interest rate description	[1]	LIBOR plus 1.63%
Interest rate above LIBOR/JIBAR	[1]	1.63%
Commitment fee	[1]	0.65%
Maturity date	[1]	Dec. 19, 2017
$1 billion notes issue
Debt Instrument [Line Items]
Amount outstanding		$ 992.6		991.3		990.0
$1 billion notes issue | Gold Fields Orogen Holding Limited [Member]
Debt Instrument [Line Items]
Amount outstanding	[2],[3]	$ 992.6		991.3
Interest rate	[2],[3]	4.875%
Maturity date	[2],[3]	Oct. 07, 2020
$70 million senior secured revolving credit facility
Debt Instrument [Line Items]
Amount outstanding		$ 45.0		35.0		35.0
$70 million senior secured revolving credit facility | Gold Fields Ghana Limited and Abosso Gold Fields Limited [Member]
Debt Instrument [Line Items]
Amount outstanding	[4]	$ 45.0		35.0
Interest rate description	[4]	LIBOR plus 2.40%
Interest rate above LIBOR/JIBAR	[4]	2.40%
Commitment fee	[4]	1.00%
Maturity date	[4]	May 06, 2017
$1,510 million term loan and revolving credit facility
Debt Instrument [Line Items]
Amount outstanding		$ 724.0	[5]	626.0	[5]	773.5
$1,510 million term loan and revolving credit facility | Gold Fields Orogen Holding Limited [Member] | Facility A [Member] | Revolving Credit Facility Matures November 28, 2015
Debt Instrument [Line Items]
Amount outstanding	[5]			75.0
Interest rate description	[5]	LIBOR plus 2.45%
Interest rate above LIBOR/JIBAR	[5]	2.45%
Maturity date	[5]	Nov. 28, 2015
$1,510 million term loan and revolving credit facility | Gold Fields Orogen Holding Limited [Member] | Facility A [Member] | Revolving Credit Facility Matures November 28, 2017
Debt Instrument [Line Items]
Amount outstanding	[5]	$ 45.0		45.0
Interest rate description	[5]	LIBOR plus 2.45%
Interest rate above LIBOR/JIBAR	[5]	2.45%
Maturity date	[5]	Nov. 28, 2017
$1,510 million term loan and revolving credit facility | Gold Fields Orogen Holding Limited [Member] | Facility B [Member]
Debt Instrument [Line Items]
Amount outstanding	[5]	$ 150.0
Interest rate description	[5]	LIBOR plus 2.25%
Interest rate above LIBOR/JIBAR	[5]	2.25%
Commitment fee	[5]	0.90%
Maturity date	[5]	Nov. 28, 2017
$1,510 million term loan and revolving credit facility | Gold Fields Orogen Holding Limited [Member] | Facility C [Member]
Debt Instrument [Line Items]
Amount outstanding	[5]	$ 529.0		506.0
Interest rate description	[5]	LIBOR plus 2.00%
Interest rate above LIBOR/JIBAR	[5]	2.00%
Commitment fee	[5]	0.80%
Maturity date	[5]	Nov. 28, 2017
R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Amount outstanding				129.8		145.1
R1,500 million Nedbank revolving credit facility | GFIJVH/GFO
Debt Instrument [Line Items]
Amount outstanding	[6]			129.8
Interest rate description	[6]	JIBAR plus 2.50%
Interest rate above LIBOR/JIBAR	[6]	2.50%
Commitment fee	[6]	0.85%
Maturity date	[6]	Mar. 07, 2018
Rand revolving credit facilities
Debt Instrument [Line Items]
Amount outstanding				21.6
Rand revolving credit facilities | GFIJVH/GFO | Rand Merchant Bank
Debt Instrument [Line Items]
Amount outstanding	[7]			21.6
Interest rate description	[7]	JIBAR plus 2.50%
Interest rate above LIBOR/JIBAR	[7]	2.50%
Commitment fee	[7]	1.00%
Maturity date	[7]	Jun. 19, 2016
Rand revolving credit facilities | GFIJVH/GFO | Standard Bank
Debt Instrument [Line Items]
Interest rate description	[7]	JIBAR plus 2.75%
Interest rate above LIBOR/JIBAR	[7]	2.75%
Commitment fee	[7]	1.05%
Maturity date	[7]	Dec. 20, 2016
Short-term rand uncommitted credit facilities
Debt Instrument [Line Items]
Amount outstanding		$ 16.7	[8]	$ 65.2	[8]	$ 46.5
Interest rate description	[8]

[1]	Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group. The total amount available under this facility at December 31, 2015 was $150.0 million (2014: $75.0 million) At December 31, 2015, La Cima did not meet certain covenants specified in the revolving senior secured credit facility agreement. The lenders subsequently waived their rights and entitlements arising from the failiure of La Cima to meet the specific covenants.
[2]	As part of the unbundling of Sibanye Gold in 2013, an indemnity agreement ("the Indemnity Agreement") was entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. In March 2015, Gold Fields approached the noteholders through a consent solicitation process to release Sibanye Gold of its obligation as a guarantor under the Notes. On April 22, 2015 the noteholders approved the various resolutions to release Sibanye Gold as a guarantor. The release became effective on 24 April 2015 when all the conditions to the extraordinary resolution were met.
[3]	The balance is net of unamortised transaction costs amounting to $7.4 million which will unwind over the remaining period of the notes as an interest expense. The payment of all amounts due in respect of the Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited ("Gold Fields"), Sibanye Gold (up to April 24, 2015), Gold Fields Operations Limited ("GFO") and Gold Fields Holdings Company (BVI) Limited ("GF Holdings") (collectively "the Guarantors"), on a joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. Subsequent to year-end, on February 19, 2016, Gold Fields Australasia (Proprietary) Limited ("GFA") announced an offer to purchase $200.0 million of its Notes at discounts of 17% to the original value. GFA would pay a minimum of $830 for every $1,000 of the securities. GFA announced that it has accepted for purchase an aggregate principal amount of Notes equal to $147.6 million at the purchase price of $880 per $1,000 in principal amount of Notes. GFA intends to hold the notes acquired until their maturity on October 7, 2020. The purchase of the notes amounting to $147.6 million was financed by drawing down under the $1,510 million term loan and revolving credit facilities.
[4]	Borrowings under the facility are guaranteed by Gold Fields Ghana Limited and Abosso Goldfields Limited. Borrowings under this facility are also secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso ("Secured Assets"). In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. Fleet assets in Ghana amounting to $176.6 million (2014: $176.6 million) have been pledged as security for this facility.
[5]	Borrowings under these facilities are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. $75.0 million of Facility A matured on November 28, 2015, resulting in the total facility capacity available at December 31, 2015, to be $1,435.0 million.
[6]	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen and GFIJVH.
[7]	Borrowings under these facilities are guaranteed by Gold Fields, GFO, GF Holdings, Orogen and GFIJVH.
[8]	The Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.